Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Staples Portfolio
March 31, 2024
VCSP-NPRT1-0524
1.856925.116
Common Stocks - 99.7%
	Shares	Value ($)
Beverages - 36.0%
Brewers - 2.8%
Boston Beer Co., Inc. Class A (a)(b)	22,850	6,955,997
Distillers & Vintners - 5.0%
Brown-Forman Corp. Class B (non-vtg.)	41,500	2,142,230
Constellation Brands, Inc. Class A (sub. vtg.)	23,116	6,282,004
Diageo PLC	102,767	3,802,607
Duckhorn Portfolio, Inc. (a)	46,200	430,122
MGP Ingredients, Inc.	1,700	146,421
		12,803,384
Soft Drinks & Non-alcoholic Beverages - 28.2%
Keurig Dr. Pepper, Inc.	712,573	21,854,614
Monster Beverage Corp. (a)	102,478	6,074,896
PepsiCo, Inc.	67,702	11,848,527
The Coca-Cola Co.	523,038	31,999,465
		71,777,502
TOTAL BEVERAGES		91,536,883
Consumer Staples Distribution & Retail - 10.3%
Consumer Staples Merchandise Retail - 8.7%
BJ's Wholesale Club Holdings, Inc. (a)	40,300	3,048,695
Dollar General Corp.	3,500	546,210
Dollar Tree, Inc. (a)	7,300	971,995
Target Corp.	40,700	7,212,447
Walmart, Inc.	173,927	10,465,188
		22,244,535
Drug Retail - 0.5%
Walgreens Boots Alliance, Inc.	53,600	1,162,584
Food Distributors - 0.7%
Sysco Corp.	21,444	1,740,824
Food Retail - 0.4%
Albertsons Companies, Inc.	38,400	823,296
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	4,400	251,127
		1,074,423
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		26,222,366
Food Products - 16.2%
Agricultural Products & Services - 2.8%
Archer Daniels Midland Co.	65,000	4,082,650
Bunge Global SA	21,807	2,235,654
Darling Ingredients, Inc. (a)	16,922	787,042
		7,105,346
Packaged Foods & Meats - 13.4%
General Mills, Inc.	41,000	2,868,770
Laird Superfood, Inc. (a)	20,340	48,816
Lamb Weston Holdings, Inc.	47,900	5,102,787
Mondelez International, Inc.	124,061	8,684,270
Nomad Foods Ltd.	289,641	5,665,378
The J.M. Smucker Co.	31,800	4,002,666
The Real Good Food Co., Inc. (a)	9,717	3,508
The Simply Good Foods Co. (a)	28,700	976,661
TreeHouse Foods, Inc. (a)	71,116	2,769,968
Tyson Foods, Inc. Class A	68,134	4,001,510
		34,124,334
TOTAL FOOD PRODUCTS		41,229,680
Household Products - 20.2%
Household Products - 20.2%
Colgate-Palmolive Co.	17,300	1,557,865
Energizer Holdings, Inc.	290,456	8,551,025
Kimberly-Clark Corp.	34,367	4,445,371
Procter & Gamble Co.	216,675	35,155,517
The Clorox Co.	11,426	1,749,435
		51,459,213
Personal Care Products - 9.2%
Personal Care Products - 9.2%
Edgewell Personal Care Co.	22,400	865,536
Estee Lauder Companies, Inc. Class A	42,845	6,604,557
Kenvue, Inc.	704,800	15,125,008
Olaplex Holdings, Inc. (a)(b)	351,925	675,696
		23,270,797
Tobacco - 7.8%
Tobacco - 7.8%
Altria Group, Inc.	182,504	7,960,824
British American Tobacco PLC sponsored ADR	75,000	2,287,500
JUUL Labs, Inc. Class A (a)(c)(d)(e)	356,302	381,243
Philip Morris International, Inc.	100,043	9,165,940
		19,795,507
TOTAL COMMON STOCKS (Cost $192,474,096)		253,514,446

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g) (Cost $69,220)	69,213	69,220

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $192,543,316)	253,583,666
NET OTHER ASSETS (LIABILITIES) - 0.3%	668,548
NET ASSETS - 100.0%	254,252,214

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $381,243 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs, Inc. Class A	2/23/24	380,313

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	3,747,878	3,747,878	1,694	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	851,026	11,962,687	12,744,493	422	-	-	69,220	0.0%
Total	851,026	15,710,565	16,492,371	2,116	-	-	69,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.